REVENUES (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
	Year Ended December 31, 2021
		Ports and Terminals
	Railroad	Jefferson Terminal	Repauno	Power and Gas	Sustainability and Energy Transition	Corporate and Other	Total
Lease income	$736	$1,688	$—	$—	$—	$—	$2,424
Rail revenues	61,514	—	—	—	—	—	61,514
Terminal services revenues	—	44,664	374	—	—	—	45,038
Crude marketing revenues	—	—	—	—	—	—	—
Other revenue	—	—	11,243	—	—	—	11,243
Total revenues	$62,250	$46,352	$11,617	$—	$—	$—	$120,219

	Year Ended December 31, 2020
		Ports and Terminals
	Railroad	Jefferson Terminal	Repauno	Power and Gas	Sustainability and Energy Transition	Corporate and Other	Total
Lease income	$—	$1,186	$—	$—	$—	$—	$1,186
Rail revenues	4,424	—	—	—	—	—	4,424
Terminal services revenues	—	50,887	—	—	—	—	50,887
Crude marketing revenues	—	8,210	—	—	—	—	8,210
Other revenue	—	—	3,855	—	—	—	3,855
Total revenues	$4,424	$60,283	$3,855	$—	$—	$—	$68,562

	Year Ended December 31, 2019
		Ports and Terminals
	Railroad	Jefferson Terminal	Repauno	Power and Gas	Sustainability and Energy Transition	Corporate and Other	Total
Lease income	$—	$2,306	$84	$972	$—	$—	$3,362
Rail revenues	2,917	—	—	—	—	—	2,917
Terminal services revenues	—	35,908	—	7,057	—	—	42,965
Crude marketing revenues	—	166,134	—	—	—	—	166,134
Other revenue	—	—	7,802	6,272	—	—	14,074
Total revenues	$2,917	$204,348	$7,886	$14,301	$—	$—	$229,452

Operating Lease, Lease Income
Presented below are the contracted minimum future annual revenues to be received under existing operating leases across several market sectors:

December 31, 2021
2022	$11,969
2023	4,125
2024	459
2025	459
2026	421
Thereafter	—
Total	$17,433